UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bislett Management, LLC

Address:   200 Sheridan Avenue
           Suite 408
           Palo Alto, CA 94036


Form 13F File Number: 28-12659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James D. Harris
Title:  Manager
Phone:  (650) 322-7600

Signature,  Place,  and  Date  of  Signing:

/s/ James D. Harris                Palo Alto, CA                      11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      128,146
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLEGHANY CORP DEL                       COM            17175100      3449    10000 SH       SOLE                 10000      0    0
BERKSHIRE HATHAWAY INC DEL CL A          CL A           084670108     4645       35 SH       SOLE                    35      0    0
BERKSHIRE HATHAWAY INC DEL CL B NEW      CL B NEW       084670702      970    11000 SH       SOLE                 11000      0    0
CNA FINL CORP                            COM            126117100     5360   200000 SH       SOLE                200000      0    0
COCA COLA CO                             COM            191216100     6069   160000 SH       SOLE                160000      0    0
COMPASS MINERALS INTL INC                COM            20451N101    10965   147000 SH       SOLE                147000      0    0
DEUTSCHE BK AG LONDON BRH PS CRD OIL ETN PS CRD OIL ETN 25154K809     2189    50000 SH       SOLE                 50000      0    0
DEVON ENERGY CORP NEW                    COM            25179M103     9196   152000 SH       SOLE                152000      0    0
DUNKIN BRANDS GROUP INC COM              COM            265504100     1168    40000 SH       SOLE                 40000      0    0
EOG RESOURCES INC                        COM            26875P101     2241    20000 SH       SOLE                 20000      0    0
EXXON MOBIL CORP                         COM            30231G102     3739    40882 SH       SOLE                 40882      0    0
GREAT LAKES DREDGE & DOCK CORP NEW COM   COM            390607109     1157   150300 SH       SOLE                150300      0    0
HCC INS HLDGS INC                        COM            404132102     4236   125000 SH       SOLE                125000      0    0
LOEWS CORP                               COM            540424108     6069   147100 SH       SOLE                147100      0    0
MCDONALDS CORP                           COM            580135101     3028    33000 SH       SOLE                 33000      0    0
MOBILE MINI INC                          COM            60740F105     3688   220808 SH       SOLE                220808      0    0
MOSAIC CO NEW COM                        COM            61945C103     7777   135000 SH       SOLE                135000      0    0
NESTLE SA                                SPONSORED ADR  641069406     3155    50000 SH       SOLE                 50000      0    0
PEPSICO INC                              COM            713448108    10262   145000 SH       SOLE                145000      0    0
PIONEER NATURAL RESOURCES CO             COM            723787107     6264    60000 SH       SOLE                 60000      0    0
POTASH CORP OF SASKATCHEWAN              COM            73755L107     8771   202000 SH       SOLE                202000      0    0
PROGRESSIVE CORP OHIO                    COM            743315103     1244    60000 SH       SOLE                 60000      0    0
RANGE RESOURCES CORP                     COM            75281A109     3843    55000 SH       SOLE                 55000      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL A    CL A COM       811065101     1225    20000 SH       SOLE                 20000      0    0
SPROTT RESOURCES CORPORATION COM         COM            85207D103      761   190500 SH       SOLE                190500      0    0
ULTRA PETROLEUM CORP COM NPV             COM            903914109     2967   135000 SH       SOLE                135000      0    0
VISTAPRINT N V SHS                       SHS            N93540107     3757   110000 SH       SOLE                110000      0    0
YUM! BRANDS INC                          COM            988498101     9951   150000 SH       SOLE                150000      0    0


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